Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2015
Other Liabilities, Current [Abstract]
Schedule of Other Current Liabilities
	December 31,	December 31,
	2015	2014
	$’M	$’M
	_____________	_____________
Income taxes payable	73.5	16.2
Value added taxes	21.8	16.6
Contingent consideration payable	19.5	194.5
Other current liabilities	29.2	35.2
	_____________	_____________
	144.0	262.5
	_____________	_____________